Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 2,245,261	¥ 2,036,140
Basic earnings per share attributable to Toyota Motor Corporation	2,245,261	2,036,140
Model AA Class Shares	12,569	13,265
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 2,257,830	¥ 2,049,405
Basic earnings per share attributable to Toyota Motor Corporation	2,795,288	2,798,918
Model AA Class Shares	45,939	47,100
Diluted earnings per share attributable to Toyota Motor Corporation	2,841,227	2,846,018
Basic earnings per share attributable to Toyota Motor Corporation	¥ 803.23	¥ 727.47
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 794.67	¥ 720.10